Share Options - Schedule of Company’s Share Option Activity for Employees and Members of the Board of Directors (Details) - Board of Directors [Member] - USD ($)			6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025
Schedule of Company’s Share Option Activity for Employees and Members of the Board of Directors [Line Items]
Number of Share Options, Outstanding balance	1,491,776	1,345,036	1,557,796	1,441,776
Weighted Average Exercise Price, Outstanding balance	$ 2.91	$ 2.95	$ 2.74	$ 2.94
Weighted average remaining contractual life, Outstanding balance	6 years 9 months 29 days	7 years 2 months 1 day	6 years 9 months 7 days	7 years 1 month 20 days
Intrinsic value, Outstanding balance	$ 68,000	$ 2,677,000	$ 46,200	$ 1,125,000
Number of Share Options, Exercisable			977,392	689,274
Weighted Average Exercise Price, Exercisable			$ 2.46	$ 2.2
Weighted average remaining contractual life, Exercisable			5 years 8 months 8 days	4 years 11 months 23 days
Intrinsic value, Exercisable			$ 46,200	$ 860,000
Number of Share Options, Granted			128,400	161,000
Weighted Average Exercise Price, Granted			$ 1.73	$ 2.87
Number of Share Options, Exercised				(11,060)
Weighted Average Exercise Price, Exercised				$ 1.77
Number of Share Options, Cancelled			(62,380)	(53,200)
Weighted Average Exercise Price, Cancelled				$ 3.25